Stock options (Narrative) (Details)	12 Months Ended
	Oct. 31, 2019 shares	Oct. 31, 2018 share	Oct. 31, 2017 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be granted | shares	18,840,000
Stock options maximum term	10 years
Stock options granted		2,200,000
Directors and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted		700,000	2,500,000
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted		1,500,000	390,000